PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT

NOTE 5 — PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment, at cost, consisted of the following as of December 31:
	2012	2011
Equipment	$81,206	$—
Computers and electronic equipment	18,863	—
Vehicles	95,669	28,000
	195,738	28,000
Less: Accumulated Depreciation	(41,241)	(3,094)
	$154,497	$24,906
For the years ended December 31, 2012 and 2011 and for the period from inception (November 25, 2009) through December 31, 2012, depreciation expense was $38,147, $3,094, and $41,241, respectively.